Common Stock and Additional Paid In Capital Dividends-General (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 08, 2015
Common stock shares authorized	1,000,000,000	1,000,000,000
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock par value	$ 0.01	$ 0.01
Installment 4 - FY 2014
Dividend Payable Date To Be Paid Day Month And Year	Mar. 23, 2015
Share price of dividend paid	$ 0.19
Installment 1 - FY 2015
Dividend Payable Date To Be Paid Day Month And Year	May 29, 2015
Share price of dividend paid	$ 0.19